Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	1.380%	1,000,000	1,000,000
Total Floating Rate Notes (Cost $1,000,000)			1,000,000

Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 6.1%
Minneapolis-St Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	8,980,614
Minneapolis-St Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B AMT
01/01/2035	5.000%	2,295,000	2,859,501
01/01/2044	5.000%	5,000,000	6,082,850
01/01/2049	5.000%	5,000,000	6,042,650
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,553,380
Series 2011
01/01/2025	5.000%	2,000,000	2,087,420
Revenue Bonds
Series 2010A
01/01/2035	5.000%	6,795,000	6,836,246
Series 2010B
01/01/2021	5.000%	2,175,000	2,188,202
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/2030	5.000%	1,000,000	1,074,910
01/01/2031	5.000%	750,000	804,855
Series 2014A
01/01/2034	5.000%	1,000,000	1,131,360
Total			41,641,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Assisted Living 1.1%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	3,000,000	3,086,190
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project
Series 2012A
11/01/2032	5.000%	325,000	334,620
11/01/2042	5.000%	1,250,000	1,285,387
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	3,000,000	2,755,170
Total			7,461,367
Charter Schools 3.8%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	2,000,000	2,082,340
07/01/2047	4.250%	1,000,000	1,049,250
07/01/2052	4.375%	2,255,000	2,378,822
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	532,400
07/01/2045	5.000%	2,070,000	2,173,231
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,634,085
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,750,575
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
08/01/2050	5.375%	3,600,000	3,979,512
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Revenue Bonds
MSA Building Co.
Series 2012A
12/01/2032	5.000%	220,000	229,845
12/01/2043	5.000%	1,500,000	1,558,815
Duluth Housing & Redevelopment Authority
Refunding Revenue Bonds
Duluth Public Schools Academy
Series 2018
11/01/2038	5.000%	1,100,000	1,210,143
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	3,000,000	3,136,470
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	1,048,890
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	201,478
03/01/2043	4.625%	1,000,000	1,006,520
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	760,147
08/01/2046	4.250%	1,000,000	1,024,100
Total			25,756,623
Health Services 0.5%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation
Series 2019
11/01/2041	4.000%	1,000,000	1,103,280
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2011
11/01/2041	5.000%	1,600,000	1,600,000
Series 2014
11/01/2044	5.000%	500,000	553,140
Total			3,256,420
Higher Education 10.0%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,298,035
12/01/2040	5.000%	1,350,000	1,498,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	561,995
03/01/2039	4.000%	500,000	559,150
03/01/2040	4.000%	1,000,000	1,116,010
03/01/2047	4.000%	2,500,000	2,762,050
College of St. Scholastica, Inc.
Series 2019
12/01/2040	4.000%	1,200,000	1,320,576
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,282,090
Macalester College
Series 2017
03/01/2029	5.000%	150,000	184,904
03/01/2030	5.000%	175,000	215,002
03/01/2042	4.000%	900,000	988,992
03/01/2048	4.000%	600,000	656,214
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	624,950
10/01/2038	4.000%	920,000	987,997
10/01/2045	5.000%	2,500,000	2,906,200
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	876,005
12/01/2032	5.000%	1,000,000	1,181,650
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,682,925
10/01/2035	4.000%	500,000	560,335
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	884,010
04/01/2039	4.000%	2,000,000	2,186,240
Series 2017A
10/01/2035	4.000%	800,000	897,000
10/01/2037	4.000%	750,000	835,853
Revenue Bonds
Augsburg College
Series 2016A
05/01/2046	5.000%	8,000,000	8,928,880
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,052,060
College of St. Scholastica
Series 2010H
12/01/2030	5.125%	870,000	872,558
Series 2011-7J
12/01/2040	6.300%	1,800,000	1,806,858

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012
12/01/2027	4.250%	350,000	376,761
12/01/2032	4.000%	350,000	369,194
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	432,774
10/01/2032	5.000%	645,000	753,850
10/01/2033	5.000%	350,000	408,205
10/01/2034	5.000%	380,000	442,658
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,546,212
10/01/2041	4.000%	1,000,000	1,137,240
10/01/2044	4.000%	2,750,000	3,095,097
University of Minnesota
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,982,050
Series 2016A
04/01/2033	5.000%	1,725,000	2,074,243
04/01/2034	5.000%	1,855,000	2,226,686
Series 2019A
04/01/2036	5.000%	1,300,000	1,651,910
04/01/2037	5.000%	2,000,000	2,530,860
04/01/2038	5.000%	4,945,000	6,240,541
Total			67,995,280
Hospital 20.5%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	544,470
05/01/2051	5.000%	1,500,000	1,626,435
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	420,168
04/01/2024	4.000%	745,000	780,387
04/01/2026	4.000%	500,000	522,375
04/01/2031	4.000%	1,450,000	1,506,129
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	11,472,825
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,158,970
09/01/2035	4.000%	1,500,000	1,619,535
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,683,720
11/15/2044	5.000%	6,475,000	7,465,934
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2037	4.000%	4,000,000	4,479,720
11/15/2038	4.000%	2,630,000	2,931,319
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities
Series 2010A
08/15/2025	5.250%	1,000,000	1,029,130
08/15/2035	5.250%	2,275,000	2,341,089
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,943,723
04/01/2041	5.000%	675,000	762,318
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2035	5.000%	5,000,000	6,983,250
11/15/2036	5.000%	11,860,000	16,690,697
Revenue Bonds
Olmsted Medical Center Project
Series 2010
07/01/2030	5.875%	1,950,000	2,004,073
Series 2013
07/01/2024	5.000%	300,000	337,431
07/01/2027	5.000%	245,000	273,802
07/01/2028	5.000%	225,000	250,774
07/01/2033	5.000%	650,000	712,823
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,118,640
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2037	4.000%	3,175,000	3,482,816
05/01/2046	5.000%	3,500,000	4,067,490
CentraCare Health
Series 2016A
05/01/2028	5.000%	1,745,000	2,102,428

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,617,182
Series 2019
05/01/2048	5.000%	5,000,000	6,064,600
Unrefunded Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	315,000	320,698
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2012
07/01/2034	5.000%	750,000	776,453
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2037	4.000%	7,660,000	8,061,767
County of Kanabec Healthcare
Refunding Revenue Bonds
FirstLight Health System
BAN Series 2018
12/01/2019	2.750%	2,000,000	2,000,366
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,537,800
02/15/2048	4.250%	1,000,000	1,102,850
02/15/2048	5.000%	1,300,000	1,526,109
02/15/2058	5.000%	6,000,000	6,976,260
Essential Health Obligated Group
02/15/2043	5.000%	1,615,000	1,902,551
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2036	4.000%	1,200,000	1,339,032
11/15/2037	4.000%	600,000	664,764
11/15/2043	4.000%	3,000,000	3,283,500
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,431,820
07/01/2035	4.000%	10,630,000	11,505,062
Total			139,423,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 5.7%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project
Series 2012
01/01/2042	5.000%	1,500,000	1,604,790
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	278,403
12/01/2025	5.000%	400,000	442,500
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	288,808
10/01/2033	5.000%	250,000	289,055
Series 2014A
10/01/2035	5.000%	1,000,000	1,155,610
Revenue Bonds
Series 2010A
10/01/2035	5.250%	7,000,000	7,244,230
Series 2016
10/01/2041	4.000%	1,000,000	1,097,760
10/01/2047	5.000%	500,000	587,805
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	249,362
01/01/2035	5.000%	170,000	201,562
01/01/2036	5.000%	180,000	212,913
01/01/2041	5.000%	400,000	468,640
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	373,813
01/01/2031	5.000%	460,000	504,583
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,176,550
01/01/2041	5.000%	2,550,000	2,964,094
01/01/2046	5.000%	2,000,000	2,318,280
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,205,610
Southern Minnesota Municipal Power Agency(d)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,017,300

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,151,480
01/01/2046	5.000%	4,025,000	4,634,707
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,181,730
Total			38,649,585
Local Appropriation 4.1%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,935,909
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	900,617
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,352,328
02/01/2034	5.000%	1,200,000	1,343,484
02/01/2039	5.000%	1,300,000	1,439,542
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,155,980
02/01/2042	4.000%	5,250,000	5,623,485
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	495,265
05/01/2031	4.000%	450,000	492,908
St. Paul Independent School District No. 625
Certificate of Participation
Series 2017C
02/01/2030	5.000%	2,965,000	3,621,036
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	585,390
02/01/2038	4.000%	1,000,000	1,133,270
02/01/2039	3.000%	565,000	573,814
West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2039	4.000%	5,000,000	5,565,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Worthington Independent School District No. 518
Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,483,354
Total			27,701,382
Local General Obligation 15.8%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
Series 2018A
02/01/2039	4.000%	8,905,000	9,942,789
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,949,638
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,320,027
Centennial Independent School District No. 12(d)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	835,916
02/01/2033	0.000%	750,000	486,690
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,627,726
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,801,262
12/01/2044	3.000%	2,000,000	2,046,240
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes
Series 2011 AMT
11/01/2030	5.000%	2,010,000	2,119,424
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,671,810
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	3,077,460

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hastings Independent School District No. 200(d)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	945,016
02/01/2033	0.000%	2,140,000	1,485,909
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,908,628
12/01/2038	5.000%	3,965,000	4,988,287
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,405,401
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	591,385
02/01/2031	5.000%	1,140,000	1,347,092
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,487,019
02/01/2040	3.000%	2,515,000	2,557,503
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,515,960
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,123,960
02/01/2031	4.000%	1,735,000	1,939,747
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	7,094,820
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,977,811
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,522,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	11,068,400
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	2,037,009
02/01/2036	3.000%	1,000,000	1,039,710
02/01/2037	3.000%	1,035,000	1,070,004
Sartell-St. Stephen Independent School District No. 748(d)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,132,450
02/01/2033	0.000%	2,585,000	1,792,982
02/01/2034	0.000%	1,500,000	997,080
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	477,639
02/01/2034	4.000%	325,000	344,432
Total			107,729,376
Multi-Family 2.9%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,505,525
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,562,125
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017 (Mandatory Put 05/01/20)
05/01/2021	3.000%	6,000,000	5,999,280
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,283,320
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Legends Berry Senior Apartments Project
Series 2018 (Mandatory Put 09/01/20)
09/01/2021	3.750%	3,000,000	3,006,960

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,660,700
Total			20,017,910
Municipal Power 0.3%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,137,300
12/01/2028	4.000%	950,000	1,077,348
Total			2,214,648
Nursing Home 2.4%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	534,925
09/01/2052	5.000%	1,500,000	1,587,645
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,589,357
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,577,300
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,094,620
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,236,768
05/01/2048	5.125%	6,250,000	6,407,375
Total			16,027,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.5%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	111,548
06/01/2028	4.000%	170,000	188,491
06/01/2029	4.000%	165,000	182,274
06/01/2030	4.000%	125,000	137,497
06/01/2031	4.000%	100,000	109,657
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	516,445
08/01/2033	3.000%	500,000	516,085
08/01/2034	3.125%	850,000	880,583
08/01/2035	3.125%	800,000	827,584
Total			3,470,164
Other Utility 1.0%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	976,211
10/01/2032	4.000%	800,000	887,384
10/01/2033	4.000%	655,000	726,022
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project
Series 2012 AMT
08/01/2028	5.450%	250,000	258,247
08/01/2036	5.700%	1,250,000	1,289,375
Series 2017-4 AMT
10/01/2040	4.000%	1,000,000	1,084,560
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,493,566
Total			6,715,365
Pool / Bond Bank 0.2%
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond
Series 2010
12/01/2030	6.250%	1,000,000	1,051,790
Prep School 0.4%
County of Rice(e)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	2,435,000	2,556,774

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 7.1%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project
Series 2011A
11/01/2040	7.000%	1,000,000	1,010,000
Series 2011B
11/01/2034	6.875%	2,765,000	2,792,650
City of Oak Park Heights
Prerefunded 08/01/20 Revenue Bonds
Oakgreen Commons Project
Series 2010
08/01/2045	7.000%	2,000,000	2,083,660
Oakgreen Commons Project - Memory Care Building
Series 2013
08/01/2043	6.500%	1,000,000	1,057,890
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System
Series 2010
05/01/2030	5.125%	4,685,000	4,775,093
County of Anoka
Prerefunded 06/01/20 Revenue Bonds
Spectrum Building Co.
Series 2012A
06/01/2027	5.000%	290,000	302,070
06/01/2032	5.000%	300,000	312,486
06/01/2043	5.000%	1,000,000	1,041,620
Series 2014A
06/01/2047	5.000%	1,600,000	1,666,592
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy
Series 2011A
09/01/2042	6.625%	1,500,000	1,645,275
Prerefunded 11/15/19 Revenue Bonds
Allina Health System
Series 2009
11/15/2029	5.250%	2,000,000	2,002,460
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	3,031,600
11/15/2044	5.000%	1,000,000	1,212,640
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,147,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Higher Education Facilities Authority
Prerefunded 03/01/20 Revenue Bonds
College of St. Benedict
7th Series 2011M
03/01/2031	5.000%	300,000	303,690
03/01/2036	5.125%	275,000	278,492
Prerefunded 10/01/21 Revenue Bonds
Hamline University
7th Series 2011K2
10/01/2032	6.000%	1,000,000	1,089,680
10/01/2040	6.000%	2,000,000	2,179,360
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	359,011
10/01/2026	5.000%	280,000	309,302
10/01/2027	5.000%	200,000	220,930
10/01/2032	5.000%	700,000	773,255
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2040	6.500%	3,500,000	3,559,780
Territory of Guam(f)
Prerefunded 12/01/19 Revenue Bonds
Section 30
Series 2009A
12/01/2034	5.750%	3,500,000	3,512,250
University of Minnesota
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.250%	5,000,000	5,217,800
Prerefunded 12/01/21 Revenue Bonds
Series 2011D
12/01/2036	5.000%	5,985,000	6,453,506
Total			48,338,892
Retirement Communities 4.9%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,604,910
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	3,118,200
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,555,400

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,279,862
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	1,008,580
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,265,900
10/01/2047	5.000%	2,000,000	2,198,420
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,567,935
08/01/2053	5.000%	600,000	625,026
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,468,232
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,107,760
09/01/2042	5.000%	875,000	973,621
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,574,325
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	288,954
09/01/2037	4.250%	300,000	315,066
09/01/2042	5.000%	1,000,000	1,094,350
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2054	5.000%	1,625,000	1,783,649
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,558,650
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,116,560
Total			33,505,400
Sales Tax 0.2%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,452,163
Single Family 2.6%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	400,000	415,688
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA) AMT
01/01/2030	3.300%	450,000	471,978
Series 2018A (GNMA) AMT
07/01/2032	3.625%	1,645,000	1,744,983
Residential Housing Finance
Series 2017A AMT
07/01/2030	3.200%	1,490,000	1,510,234
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Residential Housing Finance
Series 2019B (GNMA)
07/01/2033	3.300%	970,000	1,030,518
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	1,928,805	2,011,359
06/01/2049	3.150%	1,987,856	2,037,353
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	5,324,122	5,418,519
Series 2019F
07/01/2044	2.750%	3,250,000	3,162,250
Total			17,802,882

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 4.5%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,434,900
03/01/2028	5.000%	3,000,000	3,252,990
03/01/2029	5.000%	4,250,000	4,602,283
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,910,080
University of Minnesota
Refunding Revenue Bonds
State Supported Stadium Debt
08/01/2027	5.000%	1,185,000	1,418,267
Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,630,300
Total			30,248,820
State General Obligation 3.8%
State of Minnesota
Unlimited General Obligation Bonds
Series 2018A
08/01/2031	5.000%	5,000,000	6,391,150
08/01/2032	5.000%	5,000,000	6,370,700
08/01/2033	5.000%	10,500,000	13,345,920
Total			26,107,770
Total Municipal Bonds (Cost $636,999,909)			669,125,874
Money Market Funds 0.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 1.068%(g)	263,714	263,741
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.045%(g)	2,181,881	2,181,881
Total Money Market Funds (Cost $2,445,595)		2,445,622
Total Investments in Securities (Cost: $640,445,504)		672,571,496
Other Assets & Liabilities, Net		7,743,134
Net Assets		680,314,630

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $4,115,424, which represents 0.60% of total net assets.
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2019, the total value of these securities amounted to $3,512,250, which represents 0.52% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2019.
10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, October 31, 2019 (Unaudited)
Abbreviation Legend
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2019	11